Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000082487 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class R Shares
Trading Symbol	LPRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.94%	[1],[2]
Net Assets	$ 521,104,474
Holdings Count | Holding	35
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(b)Excludes short-term securities.
C000051481 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class K Shares
Trading Symbol	LPSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[3]
Expense Ratio, Percent	0.24%	[3],[4]
Net Assets	$ 521,104,474
Holdings Count | Holding	35
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(b)Excludes short-term securities.
C000088835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor C Shares
Trading Symbol	LPCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$76(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 76	[5]
Expense Ratio, Percent	1.49%	[5],[6]
Net Assets	$ 521,104,474
Holdings Count | Holding	35
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(b)Excludes short-term securities.
C000011997 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LPRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[7]
Expense Ratio, Percent	0.74%	[7],[8]
Net Assets	$ 521,104,474
Holdings Count | Holding	35
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(b)Excludes short-term securities.
C000011998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Institutional Shares
Trading Symbol	STLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[9]
Expense Ratio, Percent	0.49%	[9],[10]
Net Assets	$ 521,104,474
Holdings Count | Holding	35
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(b)Excludes short-term securities.
C000012000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Institutional Shares
Trading Symbol	STLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[11]
Expense Ratio, Percent	0.49%	[11],[12]
Net Assets	$ 586,243,135
Holdings Count | Holding	34
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(c)Excludes short-term securities.
C000011999 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LPREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[13]
Expense Ratio, Percent	0.74%	[13],[14]
Net Assets	$ 586,243,135
Holdings Count | Holding	34
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(c)Excludes short-term securities.
C000088838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor C Shares
Trading Symbol	LPCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 77	[15]
Expense Ratio, Percent	1.49%	[15],[16]
Net Assets	$ 586,243,135
Holdings Count | Holding	34
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(c)Excludes short-term securities.
C000051482 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class K Shares
Trading Symbol	LPSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[17]
Expense Ratio, Percent	0.24%	[17],[18]
Net Assets	$ 586,243,135
Holdings Count | Holding	34
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(c)Excludes short-term securities.
C000082488 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class R Shares
Trading Symbol	LPRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 49	[19]
Expense Ratio, Percent	0.94%	[19],[20]
Net Assets	$ 586,243,135
Holdings Count | Holding	34
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(c)Excludes short-term securities.
C000082489 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class R Shares
Trading Symbol	LPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 47	[21]
Expense Ratio, Percent	0.93%	[21],[22]
Net Assets	$ 480,698,509
Holdings Count | Holding	34
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(b)Excludes short-term securities.
C000051483 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class K Shares
Trading Symbol	LPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.23%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[23]
Expense Ratio, Percent	0.23%	[23],[24]
Net Assets	$ 480,698,509
Holdings Count | Holding	34
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(b)Excludes short-term securities.
C000088841 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor C Shares
Trading Symbol	LPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 75	[25]
Expense Ratio, Percent	1.48%	[25],[26]
Net Assets	$ 480,698,509
Holdings Count | Holding	34
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(b)Excludes short-term securities.
C000012001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LPRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 37	[27]
Expense Ratio, Percent	0.73%	[27],[28]
Net Assets	$ 480,698,509
Holdings Count | Holding	34
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(b)Excludes short-term securities.
C000012002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Institutional Shares
Trading Symbol	STLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[29]
Expense Ratio, Percent	0.48%	[29],[30]
Net Assets	$ 480,698,509
Holdings Count | Holding	34
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(b)Excludes short-term securities.
C000063261 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Institutional Shares
Trading Symbol	STLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.51%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[31]
Expense Ratio, Percent	0.51%	[31],[32]
Net Assets	$ 452,126,753
Holdings Count | Holding	31
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(b)Excludes short-term securities.
C000063260 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LPRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.76%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 40	[33]
Expense Ratio, Percent	0.76%	[33],[34]
Net Assets	$ 452,126,753
Holdings Count | Holding	31
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(b)Excludes short-term securities.
C000088844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor C Shares
Trading Symbol	LPCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79(a)	1.51%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 79	[35]
Expense Ratio, Percent	1.51%	[35],[36]
Net Assets	$ 452,126,753
Holdings Count | Holding	31
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(b)Excludes short-term securities.
C000063262 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class K Shares
Trading Symbol	LPSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.26%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[37]
Expense Ratio, Percent	0.26%	[37],[38]
Net Assets	$ 452,126,753
Holdings Count | Holding	31
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(b)Excludes short-term securities.
C000082490 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class R Shares
Trading Symbol	LPRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50(a)	0.96%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 50	[39]
Expense Ratio, Percent	0.96%	[39],[40]
Net Assets	$ 452,126,753
Holdings Count | Holding	31
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(b)Excludes short-term securities.
C000089952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class R Shares
Trading Symbol	LPJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 48	[41]
Expense Ratio, Percent	0.94%	[41],[42]
Net Assets	$ 450,794,632
Holdings Count | Holding	35
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class K Shares
Trading Symbol	LPJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[43]
Expense Ratio, Percent	0.24%	[43],[44]
Net Assets	$ 450,794,632
Holdings Count | Holding	35
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor C Shares
Trading Symbol	LPJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 77	[45]
Expense Ratio, Percent	1.49%	[45],[46]
Net Assets	$ 450,794,632
Holdings Count | Holding	35
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LPJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[47]
Expense Ratio, Percent	0.74%	[47],[48]
Net Assets	$ 450,794,632
Holdings Count | Holding	35
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LPJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[49]
Expense Ratio, Percent	0.49%	[49],[50]
Net Assets	$ 450,794,632
Holdings Count | Holding	35
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089959 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 26	[51]
Expense Ratio, Percent	0.49%	[51],[52]
Net Assets	$ 423,375,028
Holdings Count | Holding	33
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(b)Excludes short-term securities.
C000089957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 39	[53]
Expense Ratio, Percent	0.74%	[53],[54]
Net Assets	$ 423,375,028
Holdings Count | Holding	33
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(b)Excludes short-term securities.
C000089958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor C Shares
Trading Symbol	LPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78(a)	1.50%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 78	[55]
Expense Ratio, Percent	1.50%	[55],[56]
Net Assets	$ 423,375,028
Holdings Count | Holding	33
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(b)Excludes short-term securities.
C000089960 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class K Shares
Trading Symbol	LPHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$13(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 13	[57]
Expense Ratio, Percent	0.24%	[57],[58]
Net Assets	$ 423,375,028
Holdings Count | Holding	33
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(b)Excludes short-term securities.
C000089961 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class R Shares
Trading Symbol	LPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 49	[59]
Expense Ratio, Percent	0.94%	[59],[60]
Net Assets	$ 423,375,028
Holdings Count | Holding	33
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(b)Excludes short-term securities.
C000089966 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class R Shares
Trading Symbol	LPVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.97%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 51	[61]
Expense Ratio, Percent	0.97%	[61],[62]
Net Assets	$ 353,713,724
Holdings Count | Holding	33
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089965 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class K Shares
Trading Symbol	LPVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.27%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[63]
Expense Ratio, Percent	0.27%	[63],[64]
Net Assets	$ 353,713,724
Holdings Count | Holding	33
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089963 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor C Shares
Trading Symbol	LPVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 80	[65]
Expense Ratio, Percent	1.52%	[65],[66]
Net Assets	$ 353,713,724
Holdings Count | Holding	33
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089962 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LPVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.77%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 41	[67]
Expense Ratio, Percent	0.77%	[67],[68]
Net Assets	$ 353,713,724
Holdings Count | Holding	33
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089964 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[69]
Expense Ratio, Percent	0.52%	[69],[70]
Net Assets	$ 353,713,724
Holdings Count | Holding	33
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000187070 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[71]
Expense Ratio, Percent	0.52%	[71],[72]
Net Assets	$ 186,481,801
Holdings Count | Holding	31
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187068 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.77%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 41	[73]
Expense Ratio, Percent	0.77%	[73],[74]
Net Assets	$ 186,481,801
Holdings Count | Holding	31
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187069 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor C Shares
Trading Symbol	LPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 80	[75]
Expense Ratio, Percent	1.52%	[75],[76]
Net Assets	$ 186,481,801
Holdings Count | Holding	31
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187072 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class K Shares
Trading Symbol	LPDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.27%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[77]
Expense Ratio, Percent	0.27%	[77],[78]
Net Assets	$ 186,481,801
Holdings Count | Holding	31
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187071 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class R Shares
Trading Symbol	LPDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.97%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 51	[79]
Expense Ratio, Percent	0.97%	[79],[80]
Net Assets	$ 186,481,801
Holdings Count | Holding	31
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000213847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class R Shares
Trading Symbol	LPWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.97%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 51	[81]
Expense Ratio, Percent	0.97%	[81],[82]
Net Assets	$ 104,886,336
Holdings Count | Holding	31
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(b)Excludes short-term securities.
C000213844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class K Shares
Trading Symbol	LPWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.27%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[83]
Expense Ratio, Percent	0.27%	[83],[84]
Net Assets	$ 104,886,336
Holdings Count | Holding	31
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(b)Excludes short-term securities.
C000213843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor C Shares
Trading Symbol	LPWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 80	[85]
Expense Ratio, Percent	1.52%	[85],[86]
Net Assets	$ 104,886,336
Holdings Count | Holding	31
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(b)Excludes short-term securities.
C000213845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LPWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.77%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 41	[87]
Expense Ratio, Percent	0.77%	[87],[88]
Net Assets	$ 104,886,336
Holdings Count | Holding	31
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(b)Excludes short-term securities.
C000213846 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LPWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[89]
Expense Ratio, Percent	0.52%	[89],[90]
Net Assets	$ 104,886,336
Holdings Count | Holding	31
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(b)Excludes short-term securities.
C000251825 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LPYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.51%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[91]
Expense Ratio, Percent	0.51%	[91],[92]
Net Assets	$ 8,053,094
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000251826 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.76%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 40	[93]
Expense Ratio, Percent	0.76%	[93],[94]
Net Assets	$ 8,053,094
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000251827 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor C Shares
Trading Symbol	LPYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 80	[95]
Expense Ratio, Percent	1.52%	[95],[96]
Net Assets	$ 8,053,094
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000251828 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class K Shares
Trading Symbol	LPYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.26%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[97]
Expense Ratio, Percent	0.26%	[97],[98]
Net Assets	$ 8,053,094
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000251824 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class R Shares
Trading Symbol	LPYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.96%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 51	[99]
Expense Ratio, Percent	0.96%	[99],[100]
Net Assets	$ 8,053,094
Holdings Count | Holding	28
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Annualized.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Annualized.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Annualized.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Annualized.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Annualized.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Annualized.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Annualized.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Annualized.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Annualized.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Annualized.
[41]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[42]	Annualized.
[43]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[44]	Annualized.
[45]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[46]	Annualized.
[47]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[48]	Annualized.
[49]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[50]	Annualized.
[51]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[52]	Annualized.
[53]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[54]	Annualized.
[55]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[56]	Annualized.
[57]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[58]	Annualized.
[59]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[60]	Annualized.
[61]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[62]	Annualized.
[63]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[64]	Annualized.
[65]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[66]	Annualized.
[67]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[68]	Annualized.
[69]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[70]	Annualized.
[71]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[72]	Annualized.
[73]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[74]	Annualized.
[75]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[76]	Annualized.
[77]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[78]	Annualized.
[79]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[80]	Annualized.
[81]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[82]	Annualized.
[83]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[84]	Annualized.
[85]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[86]	Annualized.
[87]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[88]	Annualized.
[89]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[90]	Annualized.
[91]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[92]	Annualized.
[93]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[94]	Annualized.
[95]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[96]	Annualized.
[97]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[98]	Annualized.
[99]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[100]	Annualized.